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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02729
Short-Term Investments Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Quartery Schedule of Portfolio Holdings
May 31, 2010

invesco.com	CM-STIT-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)
Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper — 33.86%(a)
Asset-Backed Securities — Commercial Loans/Leases—5.30%
Atlantis One Funding Corp. (b)(c)	0.22%	06/16/10	$135,000	$134,987,906
Atlantis One Funding Corp. (b)(c)	0.22%	06/09/10	101,000	100,995,062
Atlantis One Funding Corp. (b)(c)	0.27%	07/07/10	75,000	74,979,750
Atlantis One Funding Corp. (b)(c)	0.29%	08/09/10	100,000	99,944,417
Atlantis One Funding Corp. (b)(c)	0.30%	08/04/10	200,000	199,895,111
Atlantis One Funding Corp. (b)(c)	0.30%	07/06/10	175,000	174,948,958
Atlantis One Funding Corp. (b)(c)	0.30%	08/02/10	90,000	89,953,500
Atlantis One Funding Corp. (b)(c)	0.58%	11/12/10	97,000	96,743,705
Atlantis One Funding Corp. (b)(c)	0.58%	06/09/10	50,000	49,997,556

				1,022,445,965

Asset-Backed Securities — Consumer Receivables—2.40%
Amsterdam Funding Corp. (b)	0.24%	06/02/10	100,000	99,999,333
Barton Capital LLC (b)	0.33%	06/03/10	75,022	75,020,625
Sheffield Receivables Corp. (b)	0.43%	08/05/10	100,000	99,922,361
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.25%	06/04/10	41,804	41,803,129
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.37%	06/10/10	147,139	147,125,390

				463,870,838

Asset-Backed Securities — Fully Backed—0.39%
Straight-A Funding LLC; Series 1, (CEP-Federal Financing Bank) (b)	0.20%	06/09/10	75,056	75,052,664

Asset-Backed Securities — Fully Supported Bank—3.67%
Crown Point Capital Co., LLC
- Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	07/06/10	50,000	49,980,556
- Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.45%	07/08/10	100,000	99,953,750
Grampian Funding Ltd./LLC
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.32%	07/02/10	200,000	199,944,889
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.40%	07/07/10	63,000	62,974,800
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.42%	07/01/10	130,000	129,954,500
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	06/09/10	90,000	89,992,000
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.45%	07/26/10	75,000	74,948,438

				707,748,933

Asset-Backed Securities — Multi-Purpose—3.11%
Mont Blanc Capital Corp. (b)(c)	0.26%	06/03/10	50,000	49,999,278
Mont Blanc Capital Corp. (b)(c)	0.33%	06/11/10	99,996	99,986,834
Regency Markets No.1, LLC (b)(c)	0.34%	06/07/10	50,017	50,014,166
Regency Markets No.1, LLC (b)(c)	0.34%	06/11/10	134,371	134,358,309
Regency Markets No.1, LLC (b)(c)	0.36%	06/21/10	190,000	189,962,000
Regency Markets No.1, LLC (b)(c)	0.48%	08/16/10	75,099	75,022,899

				599,343,486

Asset-Backed Securities — Securities—3.50%
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.26%	06/01/10	125,000	125,000,000
Cancara Asset Securitisation Ltd./LLC (b)(c)	0.27%	06/22/10	75,000	74,988,188
Newport Funding Corp. (b)	0.42%	07/23/10	150,000	149,909,000
Solitaire Funding Ltd./LLC (b)(c)	0.27%	06/03/10	200,000	199,997,000
Solitaire Funding Ltd./LLC (b)(c)	0.28%	06/04/10	125,000	124,997,083

				674,891,271

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks—7.44%
Bank of Nova Scotia (c)	0.21%	06/02/10	$275,000	$274,998,396
BNZ International Funding Ltd. (b)(c)	0.29%	07/16/10	100,000	99,964,375
BNZ International Funding Ltd. (b)(c)	0.44%	08/11/10	150,000	149,871,313
ING (U.S.) Funding LLC (c)	0.28%	06/01/10	200,000	200,000,000
Societe Generale North America, Inc. (c)	0.25%	06/07/10	200,000	199,991,667
Societe Generale North America, Inc. (c)	0.35%	06/01/10	109,500	109,500,000
Societe Generale North America, Inc. (c)	0.35%	06/02/10	300,000	299,997,083
UBS Finance (Delaware) Inc. (c)	0.40%	06/07/10	100,000	99,993,333

				1,434,316,167

Life & Health Insurance—3.63%
Metlife Short Term Funding LLC (b)	0.25%	06/01/10	90,000	90,000,000
Metlife Short Term Funding LLC (b)	0.33%	06/11/10	245,000	244,977,542
Metlife Short Term Funding LLC (b)	0.33%	06/16/10	200,000	199,972,500
Metlife Short Term Funding LLC (b)	0.33%	06/22/10	75,000	74,985,562
Metlife Short Term Funding LLC (b)	0.35%	06/17/10	90,000	89,986,000

				699,921,604

Municipal Commercial Paper—1.02%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2005 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.28%	06/09/10	22,669	22,669,000
Series 2006 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.28%	06/09/10	5,240	5,240,000
Series 2008 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (d)	0.28%	06/09/10	16,039	16,039,000
University of Texas System Board of Regents (Revenue Financing System);
Series 2002 A, Commercial Paper Notes	0.19%	07/09/10	20,000	20,000,000
Series 2002 A, Commercial Paper Notes	0.22%	06/03/10	33,875	33,875,000
Series 2002 A, Commercial Paper Notes	0.22%	07/13/10	20,000	20,000,000
Series 2002 A, Commercial Paper Notes	0.25%	06/03/10	2,141	2,141,000
Whiting (City of), Indiana (BP Products North America Inc.); Series 2009, Environmental Facilities Commercial Paper RB (c)	0.22%	06/25/10	31,500	31,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.);
Series 2009 A, Commercial Paper RB (LOC-U.S. Bank, N.A.) (d)	0.25%	06/02/10	25,000	25,000,000
Series 2009 A, Commercial Paper RB (LOC-U.S. Bank, N.A.) (d)	0.25%	07/07/10	20,000	20,000,000

				196,464,000

Packaged Foods & Meats—1.34%
Nestle Capital Corp. (b)(c)	0.30%	07/06/10	150,000	149,956,250
Nestle Capital Corp. (b)(c)	0.35%	06/11/10	108,000	107,989,500

				257,945,750

Regional Banks—2.06%
ASB Finance Ltd. (b)(c)	0.47%	08/27/10	97,000	96,889,824
ASB Finance Ltd. (b)(c)	0.49%	09/14/10	150,000	149,785,625
ASB Finance Ltd. (b)(c)	0.50%	08/17/10	100,000	99,893,055
ASB Finance Ltd. (b)(c)	0.55%	08/17/10	50,000	49,941,181

				396,509,685

Total Commercial Paper (Cost $6,528,510,363)				6,528,510,363

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes—25.84%(e)
Credit Enhanced—24.38%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.35%	06/01/29	$3,900	$3,900,000
Adams (County of), Colorado (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC) (b)	0.29%	01/15/14	6,350	6,350,000
Alamogordo (City of), New Mexico (Gerald Champion Regional Medical Center); Series 2007 A, Ref. VRD Hospital Improvement RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/37	10,465	10,465,000
Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC-Bank of America, N.A.) (d)	0.29%	07/01/38	6,310	6,310,000
Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/26	6,950	6,950,000
Allegheny (County of), Pennsylvania Hospital Development Authority (Central Blood Bank); Series 1992, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (d)	0.26%	12/01/10	2,525	2,525,000
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (c)(d)	0.24%	05/15/37	15,000	15,000,000
Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-FNMA)	0.28%	07/15/28	2,825	2,825,000
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC-Bank of New York Mellon) (d)	0.28%	12/15/18	8,900	8,900,000
Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC- Lloyds TSB Bank PLC) (c)(d)	0.24%	07/01/34	21,440	21,440,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.28%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/22	8,055	8,055,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.35%	10/01/33	105	105,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/33	19,715	19,715,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.28%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	12/01/14	3,400	3,400,000
Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.33%	07/01/32	8,285	8,285,000
Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (c)(d)	0.27%	07/15/21	8,500	8,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank N.A.) (d)	0.35%	12/01/28	4,700	4,700,000
Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (d)	0.24%	08/01/27	2,000	2,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	06/01/37	10,385	10,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.27%	12/01/29	2,830	2,830,000
Series 2001 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.27%	02/01/31	6,500	6,500,000
Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (d)	0.35%	07/01/30	2,500	2,500,000
Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (d)	0.26%	12/01/37	8,150	8,150,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.28%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	07/01/39	27,100	27,100,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (d)	0.28%	06/01/35	$9,155	$9,155,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	05/01/27	2,050	2,050,000
Butler (County of), Ohio (Lifesphere); Series 2002, Ref. VRD Healthcare Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.27%	05/01/27	15,350	15,350,000
Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC-PNC Bank, N.A.) (d)	0.26%	12/01/21	12,695	12,695,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.30%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/40	12,125	12,125,000
Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.25%	10/01/32	25,150	25,150,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.26%	12/01/32	2,660	2,660,000
Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC-Bank of America, N.A.) (d)	0.35%	06/01/35	11,250	11,250,000
Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/37	2,425	2,425,000
Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC-JPMorgan Chase Bank N.A.) (d)	0.35%	07/01/20	381	381,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.28%	05/15/33	3,175	3,175,000
Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.25%	07/01/31	44,750	44,750,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO (LOC-Northern Trust Co.) (d)	0.29%	01/01/37	8,000	8,000,000
Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (d)	0.25%	01/01/33	25,275	25,275,000
Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	07/01/22	2,000	2,000,000
Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	7,725	7,725,000
Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	8,350	8,350,000
Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	06/01/20	13,000	13,000,000
Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/24	14,510	14,510,000
Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	06/01/35	25,200	25,200,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.27%	11/01/38	3,545	3,545,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.27%	04/15/39	5,420	5,420,000
Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	09/01/37	4,800	4,800,000
Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC-Bank of America, N.A.) (d)	0.32%	12/01/36	3,000	3,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.27%	07/01/39	4,875	4,875,000
Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	08/15/30	16,955	16,955,000
Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP-FNMA)	0.30%	10/15/16	2,300	2,300,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	03/15/23	$6,050	$6,050,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	01/01/21	9,205	9,205,000
Columbus (City of), Indiana (Arbors at Waters Edge Apartments); Series 2004, VRD Economic Development RB (CEP-FHLB of Cincinnati)	0.31%	11/01/36	2,625	2,625,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (d)	0.28%	07/01/35	13,875	13,875,000
Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	07/01/34	20,590	20,590,000
Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	07/01/25	45,830	45,830,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (d)	0.33%	08/01/15	2,900	2,900,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	03/01/19	3,465	3,465,000
Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	06/01/37	18,955	18,955,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.24%	08/01/39	7,070	7,070,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (d)	0.24%	11/01/30	31,000	31,000,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (d)	0.34%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.27%	06/15/25	7,640	7,640,000
Delaware (County of), Pennsylvania Industrial Development Authority (Resource Recovery Facility);
Series 1997 G, Ref. VRD RB (CEP-General Electric Capital Corp.)	0.29%	12/01/31	8,375	8,375,000
Series 1997 G, Ref. VRD RB (CEP-General Electric Capital Corp.)	0.29%	12/01/31	8,235	8,235,000
Series 1997 G, Ref. VRD RB (CEP-General Electric Capital Corp.)	0.29%	12/01/31	7,640	7,640,000
Series 1997 G, Ref. VRD RB (CEP-General Electric Capital Corp.)	0.29%	12/01/31	6,355	6,355,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	09/01/36	3,945	3,945,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	05/01/36	10,400	10,400,000
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	07/01/39	15,150	15,150,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	01/01/26	15,500	15,500,000
Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	01/01/37	5,060	5,060,000
Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	01/01/37	29,850	29,850,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (d)	0.33%	11/01/30	1,770	1,770,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) (d)	0.32%	03/01/28	865	865,000
District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	03/01/30	15,565	15,565,000
District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	10/01/29	18,630	18,630,000
District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	04/01/36	14,260	14,260,000
District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	03/01/38	6,730	6,730,000
District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (b)(d)	0.27%	07/01/31	13,525	13,525,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	04/01/38	$6,000	$6,000,000
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (b)(d)	0.30%	01/01/29	17,227	17,227,000
Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC-TD Bank, N.A.) (c)(d)	0.25%	06/01/27	15,900	15,900,000
Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC-JPMorgan Chase Bank, N.A.) (d)	0.25%	06/01/27	78,553	78,553,000
Dome Corp.; Series 1991, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (b)(d)	0.40%	08/31/16	8,300	8,300,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.30%	08/15/32	5,000	5,000,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (b)(d)	0.26%	07/01/24	14,530	14,530,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.28%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.36%	07/01/37	8,300	8,300,000
Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.32%	03/01/49	15,000	15,000,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	11/01/24	10,000	10,000,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.25%	12/01/34	6,510	6,510,000
Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/23	4,400	4,400,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	06/01/37	9,375	9,375,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.28%	05/15/31	5,780	5,780,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (d)	0.26%	07/01/33	15,000	15,000,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank N.A.) (d)	0.26%	12/01/21	19,200	19,200,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.40%	09/01/41	1,810	1,810,000
Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	04/01/28	3,435	3,435,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)	0.30%	01/01/18	19,010	19,010,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	03/01/30	14,845	14,845,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (d)	0.25%	06/01/19	10,715	10,715,000
Green Lake (Township of), Michigan Economic Development Corp. (Interlochen Center For The Arts); Series 2004, Ref. VRD RB (LOC-Harris N.A.) (c)(d)	0.28%	06/01/34	4,300	4,300,000
Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.29%	06/15/25	4,100	4,100,000
Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	05/15/37	10,000	10,000,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	06/01/27	20,097	20,097,000
Hannibal (City of), Missouri Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD Health Facilities RB (LOC-Bank of America, N.A.) (d)	0.30%	08/01/27	7,740	7,740,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.25%	11/01/25	16,175	16,175,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (d)	0.26%	06/01/24	25,000	25,000,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.) (d)	0.26%	06/01/14	$3,490	$3,490,000
Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)	0.24%	08/01/32	7,800	7,800,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.26%	01/01/38	3,785	3,785,000
Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (d)	0.24%	11/15/12	12,145	12,145,000
Series 2005 E, VRD Hospital RB (LOC-Credit Agricole S.A.) (c)(d)	0.29%	11/15/35	8,000	8,000,000
Series 2006 B-3, Ref. VRD Hospital RB (LOC-U.S. Bank, N.A.) (d)	0.24%	11/15/31	42,935	42,935,000
Series 2007 B, VRD Hospital RB (LOC-Harris N.A.) (c)(d)	0.28%	11/15/37	19,015	19,015,000
Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP-Texas Permanent School Fund)	0.28%	06/15/31	78,010	78,010,000
Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	10/01/14	4,980	4,980,000
Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-Bank of America, N.A.) (b)(d)	0.34%	10/01/17	3,750	3,750,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.) (c)(d)	0.31%	09/01/24	1,600	1,600,000
Illinois (State of) Development Finance Authority (LifeSource); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	06/01/20	5,400	5,400,000
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC-Bank of America, N.A.) (b)(d)	0.30%	07/01/41	13,000	13,000,000
Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.) (d)	0.32%	08/01/15	10,600	10,600,000
Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC-Bank of America, N.A.) (d)	0.28%	11/01/32	11,900	11,900,000
Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.26%	11/01/34	16,400	16,400,000
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	06/01/29	3,300	3,300,000
Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	10/01/32	6,890	6,890,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	03/01/20	7,800	7,800,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	02/01/40	9,900	9,900,000
Series 2009 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	02/01/34	14,500	14,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.) (c)(d)	0.30%	02/01/42	5,500	5,500,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program);
Series 2009-2010 A, VRD RN (LOC-Harris N.A.) (b)(c)(d)	0.30%	06/30/10	7,185	7,185,000
Series 2009-2010 B, VRD Notes (LOC-Harris N.A.) (c)(d)	0.30%	06/30/10	7,270	7,270,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	08/01/28	1,600	1,600,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.22%	07/01/35	15,000	15,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A) (d)	0.27%	01/01/16	8,465	8,465,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	04/01/39	7,600	7,600,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	04/01/39	17,600	17,600,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.) (d)	0.38%	10/01/40	$2,000	$2,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.) (d)	0.26%	02/15/33	10,950	10,950,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.25%	08/15/25	10,895	10,895,000
Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (d)	0.22%	01/01/16	14,700	14,700,000
Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC-Bank of America, N.A.) (d)	0.29%	08/15/33	8,965	8,965,000
Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	11/01/19	5,700	5,700,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (d)	0.35%	05/01/42	2,590	2,590,000
Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (d)	0.30%	11/01/27	5,905	5,905,000
Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/32	5,725	5,725,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	08/01/21	14,550	14,550,000
Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (d)	0.24%	07/01/39	30,000	30,000,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.26%	12/01/32	9,395	9,395,000
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (d)	0.25%	11/01/39	32,990	32,990,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	11/01/41	29,300	29,300,000
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	11/01/37	18,560	18,560,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.25%	11/01/37	5,825	5,825,000
Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC-Harris N.A.) (c)(d)	0.30%	01/01/35	9,800	9,800,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/28	7,300	7,300,000
Series 2000 B, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/28	15,075	15,075,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)	0.25%	05/15/38	14,000	14,000,000
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)	0.27%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (d)	0.30%	02/01/33	5,905	5,905,000
Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (d)	0.28%	11/01/32	5,000	5,000,000
Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC-Harris N.A.) (c)(d)	0.26%	12/01/38	5,500	5,500,000
Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC-U.S. Bank, N.A.) (d)	0.24%	12/01/23	19,000	19,000,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.28%	10/15/32	3,970	3,970,000
Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (d)	0.36%	11/01/31	14,820	14,820,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.33%	12/01/34	2,000	2,000,000
Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.26%	05/15/28	34,625	34,625,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	12/01/32	$6,500	$6,500,000
Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP-FNMA)	0.30%	02/15/31	4,045	4,045,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	05/01/33	7,500	7,500,000
Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	07/01/36	7,715	7,715,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	06/01/31	28,875	28,875,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	12/01/39	10,000	10,000,000
Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.) (d)	0.25%	04/01/33	4,000	4,000,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	11/01/24	13,060	13,060,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.26%	08/02/38	2,050	2,050,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.23%	03/01/38	10,470	10,470,000
Louisiana (State of); Series 2009 A-1, VRD Gasoline & Fuels Tax Second Lien RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.54%	05/01/43	40,000	40,000,000
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2002, VRD Auxiliary RB (LOC-BNP Paribas) (c)(d)	0.27%	07/01/32	10,590	10,590,000
Lucas (County of), Ohio (ProMedica Healthcare System);
Series 2008 A, VRD Hospital RB (LOC-UBS AG) (c)(d)	0.23%	11/15/34	44,500	44,500,000
Series 2008 B, VRD Hospital RB (LOC-UBS AG) (c)(d)	0.25%	11/15/40	27,955	27,955,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (d)	0.26%	09/01/28	4,895	4,895,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/26	3,790	3,790,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/14	5,120	5,120,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.26%	05/01/27	4,480	4,480,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	12/01/37	9,000	9,000,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	01/01/32	5,140	5,140,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	07/01/24	2,000	2,000,000
Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP-FHLMC)	0.32%	12/01/37	3,650	3,650,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/28	2,000	2,000,000
Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	05/03/27	1,780	1,780,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	07/01/46	8,000	8,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.27%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	07/01/41	10,000	10,000,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.28%	09/01/38	$4,900	$4,900,000
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.28%	04/01/28	5,690	5,690,000
Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC-Bank of America, N.A.) (d)	0.25%	07/01/32	54,670	54,670,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.28%	10/01/38	19,835	19,835,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (c)(d)	0.28%	03/01/39	11,500	11,500,000
Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.28%	03/01/15	1,315	1,315,000
Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	12/01/46	33,000	33,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	11/01/26	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.26%	07/01/38	8,700	8,700,000
Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.35%	04/01/36	23,145	23,145,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.40%	01/01/44	9,308	9,308,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/26	7,015	7,015,000
Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	09/01/37	5,000	5,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	10/15/30	21,235	21,235,000
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	10/15/30	16,180	16,180,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	10/15/38	2,820	2,820,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	10/15/42	52,100	52,100,000
Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (d)	0.30%	06/01/31	2,100	2,100,000
Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (d)	0.29%	10/01/40	690	690,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.24%	11/15/39	21,000	21,000,000
Series 2008 B, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.24%	11/15/39	19,375	19,375,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (d)	0.29%	09/01/40	6,375	6,375,000
Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.24%	11/15/47	56,155	56,155,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.27%	01/01/25	4,435	4,435,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.27%	11/15/31	5,000	5,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.34%	12/15/29	9,350	9,350,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.29%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.29%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	01/01/33	14,500	14,500,000
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC-FHLB of Dallas) (d)	0.28%	05/01/35	5,500	5,500,000
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.25%	12/01/31	18,160	18,160,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	08/01/41	$7,300	$7,300,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund — Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.32%	07/01/29	6,235	6,235,000
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC-UBS AG) (c)(d)	0.26%	05/15/32	22,820	22,820,000
Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation Bonds (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	10/01/35	18,000	18,000,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC-Westpac Banking Corp.) (c)(d)	0.25%	09/01/39	7,000	7,000,000
Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC-Deutsche Bank AG) (c)(d)	0.27%	02/01/40	8,895	8,895,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (d)	0.26%	05/01/39	6,675	6,675,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (d)	0.25%	05/01/26	4,450	4,450,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	11/01/38	40,500	40,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/38	1,875	1,875,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.30%	08/15/31	2,625	2,625,000
Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (b)(d)	0.37%	11/01/27	3,900	3,900,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)	0.32%	07/01/38	18,490	18,490,000
Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC-PNC Bank, N.A.) (d)	0.26%	06/01/25	9,000	9,000,000
Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC-Bank of America, N.A.) (d)	0.30%	12/01/41	13,750	13,750,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	03/01/33	4,750	4,750,000
Nashville (City of), & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.28%	07/15/36	6,825	6,825,000
New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.27%	10/01/36	10,380	10,380,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	01/01/18	7,515	7,515,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.27%	12/01/24	3,530	3,530,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.28%	09/01/37	4,180	4,180,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.28%	07/01/33	4,075	4,075,000
New Hampshire (State of) Housing Finance Authority (EQR-Bond Partnership-Manchester); Series 1996, Ref. MFH VRD RB (CEP-FNMA)	0.29%	09/15/26	1,100	1,100,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportaion System Bonds (LOC-JPMorgan Chase Bank, N.A.) (d)	0.26%	06/15/32	41,000	41,000,000
New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan Bonds (LOC-Royal Bank of Canada) (c)(d)	0.31%	11/01/28	3,000	3,000,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.33%	11/15/37	$2,000	$2,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (c)(d)	0.26%	11/01/36	3,300	3,300,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.27%	04/01/32	2,935	2,935,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	08/01/36	2,035	2,035,000
Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC-Bank of America, N.A.) (d)	0.34%	06/01/38	5,595	5,595,000
Series 2003 B, VRD Economic Development RB (CEP-FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/34	9,040	9,040,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.40%	09/01/39	36,505	36,505,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	04/01/27	3,160	3,160,000
North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	01/15/28	13,770	13,770,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	06/01/29	2,320	2,320,000
North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (d)	0.30%	11/01/26	8,735	8,735,000
North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	09/01/29	2,400	2,400,000
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	04/01/29	6,200	6,200,000
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (d)	0.30%	06/01/31	8,075	8,075,000
North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	01/01/19	1,000	1,000,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC-Wells Fargo Bank, N.A.) (b)(d)	0.27%	07/01/17	2,025	2,025,000
North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	06/01/17	9,055	9,055,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	11/15/28	11,615	11,615,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	01/01/49	13,000	13,000,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	09/01/34	22,875	22,875,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.27%	11/01/35	2,045	2,045,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.35%	12/01/27	13,955	13,955,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.40%	12/01/27	260	260,000
Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.29%	12/01/37	8,940	8,940,000
Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.24%	01/15/35	15,130	15,130,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)	0.25%	08/01/33	7,000	7,000,000
Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	12/01/31	28,820	28,820,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	05/01/30	2,500	2,500,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.20%	11/01/30	$8,365	$8,365,000
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)	0.27%	01/01/34	7,395	7,395,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/16	7,210	7,210,000
Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC)	0.28%	07/01/32	9,150	9,150,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.24%	08/01/34	25,920	25,920,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.34%	10/15/38	5,000	5,000,000
Orlando (City of), & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.22%	07/01/40	41,400	41,400,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (d)	0.27%	07/01/32	17,200	17,200,000
Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (d)	0.29%	06/01/30	5,500	5,500,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.35%	11/01/30	1,400	1,400,000
Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.24%	11/01/29	4,370	4,370,000
Series 2006 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.24%	11/01/30	9,360	9,360,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	06/01/21	8,080	8,080,000
Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	11/01/30	4,700	4,700,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (d)	0.30%	10/01/29	2,000	2,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.33%	08/01/35	1,160	1,160,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (b)(d)	0.26%	05/01/20	2,525	2,525,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.29%	11/01/34	5,300	5,300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC-PNC Bank, N.A.) (d)	0.25%	11/01/37	7,365	7,365,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.27%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	12/01/38	22,075	22,075,000
Series 2008 B-3, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	12/01/38	30,000	30,000,000
Series 2008 B-6, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	12/01/38	10,170	10,170,000
Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/26	8,325	8,325,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	10/01/29	4,600	4,600,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	03/01/27	10,100	10,100,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/27	23,700	23,700,000
Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of San Francisco)	0.28%	10/01/25	5,130	5,130,000
Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	04/01/16	2,100	2,100,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (d)	0.29%	12/01/24	$5,235	$5,235,000
Portland (City of), Oregon (The South Park Block); Series 1988 A, Ref. VRD MFH RB (LOC-Harris N.A.) (c)(d)	0.24%	12/01/11	10,750	10,750,000
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	04/01/28	23,310	23,310,000
Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.27%	07/01/26	3,950	3,950,000
R.G. Ray Corp.; Series 2000, VRD Taxable RB (LOC-Bank of America, N.A.) (b)(d)	0.60%	01/01/15	1,580	1,580,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (d)	0.25%	06/01/39	8,085	8,085,000
Reno (City of), Nevada (ReTRAC — Reno Transportation Rail Access Corridor); Series 2008 A, Ref. VRD Sr. Lien Sales Tax RB (LOC-Bank of New York Mellon) (d)	0.28%	06/01/42	10,900	10,900,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	09/01/37	9,670	9,670,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.28%	11/01/27	16,745	16,745,000
Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC-UBS AG) (c)(d)	0.25%	07/01/37	82,000	82,000,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (b)	0.30%	08/01/24	3,950	3,950,000
Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC-U.S. Bank, N.A.) (d)	0.35%	12/01/31	5,400	5,400,000
Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling Taxable RB (LOC-Deutsche Bank AG) (c)(d)	0.34%	03/01/29	4,800	4,800,000
Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(d)	0.27%	03/01/29	3,000	3,000,000
Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	10/01/21	3,170	3,170,000
Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	2,800	2,800,000
Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/36	6,760	6,760,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.28%	11/15/35	7,465	7,465,000
South Carolina (State of) Jobs-Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	12/01/33	12,000	12,000,000
South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	04/01/34	7,000	7,000,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.24%	11/01/32	35,520	35,520,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	10/01/28	10,110	10,110,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	03/01/28	7,202	7,202,000
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	09/01/27	8,500	8,500,000
South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.) (d)	0.30%	01/01/33	9,350	9,350,000
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.25%	06/01/35	15,185	15,185,000
Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	03/01/22	19,075	19,075,000
Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC-BNP Paribas) (c)(d)	0.30%	12/01/30	20,270	20,270,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.30%	04/15/27	5,600	5,600,000
St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC-Bank of America, N.A.) (d)	0.30%	12/01/33	14,070	14,070,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
St. Cloud (City of), Minnesota (CentraCare Health System); Series 2009 A, Ref. VRD Health Care RB (LOC-Bank of Nova Scotia) (c)(d)	0.25%	05/01/42	$6,400	$6,400,000
St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (b)(d)	0.27%	06/01/38	9,700	9,700,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(d)	0.45%	10/01/21	1,300	1,300,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.25%	11/15/43	12,000	12,000,000
St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.26%	12/01/40	5,150	5,150,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (b)(d)	0.30%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.30%	04/15/27	9,170	9,170,000
St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	06/01/33	11,500	11,500,000
Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC-U.S. Bank, N.A.) (d)	0.28%	12/01/29	8,750	8,750,000
Tampa (City of), Florida (Drug Abuse Comprehensive Coordinating Office, Inc.); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	08/01/35	16,325	16,325,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.31%	07/01/47	20,345	20,345,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC-Wells Fargo Bank, N.A.) (b)(d)	0.27%	06/01/38	19,000	19,000,000
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC-Societe Generale) (c)(d)	0.26%	07/01/19	15,400	15,400,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC-Bank of America, N.A.) (d)	0.32%	05/01/42	6,845	6,845,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.25%	07/01/33	19,150	19,150,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.32%	07/01/41	13,125	13,125,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (b)(d)	0.35%	07/01/26	40,350	40,350,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.26%	09/01/38	16,900	16,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.24%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	08/01/35	16,225	16,225,000
Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.40%	10/01/24	1,500	1,500,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	06/01/30	27,300	27,300,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.26%	07/01/39	4,500	4,500,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (d)	0.31%	06/01/18	10,000	10,000,000
Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC-BNP Paribas) (c)(d)	0.27%	01/01/32	12,700	12,700,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.26%	11/15/39	33,000	33,000,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.25%	10/01/30	21,200	21,200,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.28%	12/15/44	$950	$950,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.35%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.32%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.28%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC-U.S. Bank, N.A.) (d)	0.27%	10/01/19	3,375	3,375,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (d)	0.34%	05/01/28	2,575	2,575,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	04/01/43	28,500	28,500,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC-Bank of America, N.A.) (d)	0.28%	04/01/34	10,370	10,370,000
Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC-Bank of America, N.A.) (d)	0.28%	09/01/37	3,000	3,000,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 C, VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.26%	07/01/27	7,780	7,780,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.26%	12/01/24	6,480	6,480,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.27%	12/01/38	7,200	7,200,000
Winder (City of), Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	11/01/34	15,000	15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.29%	08/15/34	44,750	44,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	04/01/28	12,000	12,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	06/01/37	6,700	6,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.26%	06/01/39	10,000	10,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.27%	05/01/33	18,900	18,900,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	12/01/36	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.25%	12/01/33	19,200	19,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.25%	06/01/39	16,000	16,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.32%	12/01/32	2,485	2,485,000
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	12/01/24	5,400	5,400,000
Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	12/01/26	5,660	5,660,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.30%	08/01/30	6,000	6,000,000
Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.32%	02/01/34	13,800	13,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.31%	05/01/30	21,700	21,700,000

				4,698,866,000

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes—1.46%
Gulf Coast Waste Disposal Authority (Amoco Oil Co.); Series 1992, Ref. VRD PCR (c)	0.25%	10/01/17	$30,000	$30,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.22%	12/01/30	78,600	78,600,000
Series 2007 B, VRD Gulf Opportunity Zone IDR	0.22%	12/01/30	17,000	17,000,000
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.22%	12/01/30	15,400	15,400,000
Series 2009 D, VRD Gulf Opportunity Zone IDR	0.25%	12/01/30	50,000	50,000,000
Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.25%	08/15/20	33,650	33,650,000
University of Texas Board of Regents; Series 2008 B, VRD Financing System RB	0.19%	08/01/16	56,700	56,700,000

				281,350,000

Total Variable Rate Demand Notes (Cost $4,980,216,000)				4,980,216,000

Certificates of Deposit—23.19%
Banco Bilbao Vizcaya Argentaria, S.A.	0.26%	06/21/10	200,000	200,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom) (c)	0.31%	07/06/10	100,000	100,000,971
Banco Bilbao Vizcaya Argentaria, S.A.	0.36%	06/03/10	100,000	100,000,055
Banco Bilbao Vizcaya Argentaria, S.A.	0.46%	06/17/10	200,000	200,000,443
Bank of Nova Scotia (f)	0.28%	12/06/10	200,000	200,000,000
BNP Paribas	0.28%	06/14/10	160,000	160,000,000
BNP Paribas (f)	0.33%	04/13/11	100,000	100,000,000
Credit Agricole Corporate & Investment Bank (f)	0.31%	09/03/10	250,000	250,000,000
Credit Agricole Corporate & Investment Bank (f)	0.45%	10/26/10	100,000	100,000,000
Credit Agricole Corporate & Investment Bank	0.56%	10/13/10	140,000	140,000,000
Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000
Credit Agricole Corporate & Investment Bank	0.96%	08/09/10	100,000	100,000,000
Credit Agricole Corporate & Investment Bank	0.96%	08/16/10	100,000	100,000,000
Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000
Lloyds TSB Bank PLC	0.23%	06/11/10	130,000	130,000,000
Lloyds TSB Bank PLC	0.24%	06/15/10	150,000	150,000,000
Nordea Bank A.B.	0.25%	07/14/10	200,000	200,000,000
Rabobank Nederland (f)	0.29%	01/07/11	100,000	100,000,000
Rabobank Nederland	0.55%	10/26/10	100,000	100,002,030
Royal Bank of Canada (f)	0.28%	11/04/10	155,000	155,000,000
Royal Bank of Scotland PLC	0.25%	06/04/10	100,000	100,000,000
Royal Bank of Scotland PLC	0.28%	06/15/10	165,000	165,000,000
Royal Bank of Scotland PLC	0.29%	06/16/10	245,800	245,800,000
Royal Bank of Scotland PLC	0.40%	07/12/10	250,000	250,000,000
Toronto-Dominion Bank	0.26%	07/01/10	175,000	175,000,000
Toronto-Dominion Bank (f)	0.30%	12/09/10	200,000	200,000,000
Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000
Westpac Banking Corp.(f)	0.29%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $4,470,803,499)				4,470,803,499

Time Deposits—6.30%
Alliance & Leicester PLC (c)	0.30%	12/25/10	250,000	250,000,000
BNP Paribas (Cayman Islands) (c)	0.31%	06/01/10	470,000	470,000,000
Rabobank Nederland (Cayman Islands) (c)	0.20%	06/01/10	144,671	144,671,095
Societe Generale (Cayman Islands) (c)	0.22%	06/01/10	350,000	350,000,000

Total Time Deposits (Cost $1,214,671,095)				1,214,671,095

Medium-Term Notes—4.79%
Bear Stearns Cos., Inc. Series B, Sr. Unsec. MTN	5.85%	07/19/10	85,960	86,581,523
European Investment Bank, Global Bonds (c)	2.63%	05/16/11	75,000	76,381,842
Sr. Unsec. Global Notes (c)	4.13%	09/15/10	26,700	27,000,208
Sr. Unsec. Global Notes (c)	4.63%	09/15/10	216,669	219,273,792
Sr. Unsec. Mortgage Global Notes (c)	3.25%	02/15/11	35,000	35,696,677
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes—(continued)
Rabobank Nederland,
Sr. Unsec. Notes (b)(c)(f)	0.44%	06/16/11	$50,000	$50,000,000
Sr. Unsec. Putable Notes (b)(c)(e)(f)	0.29%	04/07/11	150,000	150,000,000
Royal Bank of Canada, Sr. Unsec. Notes (c)(f)	0.27%	06/08/10	104,000	104,001,620
Westpac Banking Corp., Sr. Unsec. Deposit Notes (b)(c)(f)	0.32%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $923,935,662)				923,935,662

U.S. Government Sponsored Agency Securities—0.78%
Federal Home Loan Bank (FHLB)—0.26%
Unsec. Bonds (f)	0.40%	06/01/10	50,000	50,000,000
Federal Home Loan Mortgage Corp. (FHLMC)—0.52%
Unsec. Global Notes (f)	0.19%	07/12/10	100,000	100,000,000

Total U.S. Government Sponsored Agency Securities (Cost $150,000,000)				150,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—94.76% (Cost $18,268,136,619)				18,268,136,619

			Repurchase
			Amount
Repurchase Agreements—5.15%(g)
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,426,677,317 (collateralized by U.S. Treasury obligations valued at 1,455,180,226; 2.25%-7.63%, 10/31/14-02/15/25)	0.19%	06/01/10	483,324,724	483,314,521
Goldman, Sachs & Co., Agreement dated 05/28/10, maturing value of $400,008,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,378; 0%-5.25%, 09/08/10-01/29/24)	0.20%	06/01/10	400,008,889	400,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/28/10, aggregate maturing value $850,030,222 (collateralized by Corporate obligations valued at $892,500,001; 0%-9.38%, 06/01/10-12/25/48)	0.32%	06/01/10	109,482,193	109,478,300

Total Repurchase Agreements (Cost $992,792,821)				992,792,821

TOTAL INVESTMENTS(h)(i)—99.91% (Cost $19,260,929,440)				19,260,929,440

OTHER ASSETS LESS LIABILITIES—0.09%				17,748,631

NET ASSETS—100.00%				$19,278,678,071

Investment Abbreviations:

CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation Bonds
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Liquid Assets Portfolio
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $5,694,712,883, which represented 29.54% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 8.2%; Cayman Islands: 5.0%; other countries less than 5% each: 16.9%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(g)	Principal amount equals value at period end. See Note 1E.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	5.6%
Atlantis One Funding Corp.	5.3

Societe Generale	5.1

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Schedule of Investments
May 31, 2010
(Unaudited)
STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—60.48%(a)
Asset-Backed Securities — Consumer Receivables—7.48%
Barton Capital LLC (b)	0.31%	06/14/10	$83,027	$83,017,705
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.37%	06/15/10	89,895	89,882,065
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.42%	07/08/10	75,121	75,088,573

				247,988,343

Asset-Backed Securities — Fully Supported Bank—18.20%
Concord Minutemen Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	06/04/10	165,000	164,994,500
Crown Point Capital Co., LLC
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	06/08/10	66,000	65,994,867
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.45%	07/13/10	60,000	59,968,500
-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.45%	07/23/10	40,000	39,974,000
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.43%	07/16/10	50,000	49,973,125
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	06/08/10	50,000	49,996,111
LMA-Americas LLC
(CEP-Credit Agricole S.A.) (b)(c)	0.25%	06/09/10	54,800	54,796,956
(CEP-Credit Agricole S.A.) (b)(c)	0.30%	06/04/10	75,000	74,998,125
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.24%	06/11/10	43,000	42,997,133

				603,693,317

Asset-Backed Securities — Multi-Purpose—11.00%
Atlantic Asset Securitization LLC (b)	0.28%	07/02/10	110,000	109,973,478
Gemini Securitization Corp., LLC (b)	0.26%	06/03/10	100,000	99,998,556
Gemini Securitization Corp., LLC (b)	0.37%	07/13/10	70,000	69,969,783
Mont Blanc Capital Corp. (b)(c)	0.33%	06/03/10	50,002	50,001,083
Regency Markets No. 1, LLC (b)(c)	0.36%	06/21/10	35,000	34,993,000

				364,935,900

Asset-Backed Securities — Securities—7.53%
Aspen Funding Corp. (b)	0.40%	07/16/10	150,000	149,925,000
Tempo Finance Ltd./Corp. (b)(c)	0.26%	06/02/10	100,000	99,999,278

				249,924,278

Diversified Banks—8.14%
ING (U.S.) Funding LLC (c)	0.29%	06/04/10	100,000	99,997,584
Societe Generale North America, Inc. (c)	0.25%	06/07/10	100,000	99,995,833
Societe Generale North America, Inc. (c)	0.35%	06/01/10	70,000	70,000,000

				269,993,417

Life & Health Insurance—5.12%
Metlife Short Term Funding LLC (b)	0.28%	06/10/10	50,000	49,996,500
Metlife Short Term Funding LLC (b)	0.35%	06/17/10	120,000	119,981,333

				169,977,833

Regional Banks—3.01%
Banque et Caisse d’Epargne de l’Etat (c)	0.35%	06/24/10	100,000	99,977,639

Total Commercial Paper (Cost $2,006,490,727)				2,006,490,727

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes—16.64%(d)
Credit Enhanced—13.11%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	06/01/35	$6,700	$6,700,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (b)(e)	0.26%	10/01/25	5,300	5,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank N.A.) (e)	0.35%	12/01/28	5,600	5,600,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.27%	12/15/34	3,130	3,130,000
Butler (County of), Ohio (LifeSphere); Series 2007, VRD Healthcare Facilities Improvement RB (LOC-U.S. Bank, N.A.) (e)	0.27%	05/01/30	2,940	2,940,000
Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	03/01/29	3,040	3,040,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.26%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.26%	06/01/37	25,800	25,800,000
Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.27%	12/01/39	12,000	12,000,000
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.25%	06/01/15	6,390	6,390,000
Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.24%	01/01/39	7,800	7,800,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.28%	03/01/34	8,725	8,725,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	10/01/32	6,250	6,250,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.28%	11/15/35	10,990	10,990,000
Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.28%	06/01/19	4,960	4,960,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.25%	11/01/25	16,195	16,195,000
Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC-TD Bank, N.A.) (c)(e)	0.28%	03/01/30	3,000	3,000,000
Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (e)	0.18%	12/01/28	8,500	8,500,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A. & Northern Trust Co.) (e)	0.30%	02/01/29	9,100	9,100,000
Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	04/01/33	2,000	2,000,000
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1997, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (b)(e)	0.30%	08/01/31	14,900	14,900,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	02/01/39	1,700	1,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.28%	07/15/33	3,830	3,830,000
Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	12/01/32	19,000	19,000,000
Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	11/01/21	5,710	5,710,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.27%	04/15/30	8,265	8,265,000
Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.35%	06/01/37	15,616	15,616,000
Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.35%	04/01/36	480	480,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	10/15/38	$6,155	$6,155,000
Minnesota (State of) Higher Education Facilities Authority (St. Olaf College); Series 2000 Five-H, VRD RB (LOC-Harris N.A.) (c)(e)	0.30%	10/01/30	5,225	5,225,000
Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC-Deutsche Bank AG) (c)(e)	0.26%	08/01/34	19,000	19,000,000
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.25%	12/01/31	28,000	28,000,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (e)	0.25%	05/01/26	4,200	4,200,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.28%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	01/01/24	34,500	34,500,000
Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	05/01/38	7,000	7,000,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.26%	06/01/23	7,160	7,160,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.34%	10/15/38	5,600	5,600,000
Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.28%	12/01/39	3,000	3,000,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	03/01/19	3,185	3,185,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (e)	0.26%	05/01/34	3,000	3,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (c)(e)	0.33%	03/01/36	11,000	11,000,000
San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	12/01/27	145	145,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(e)	0.45%	10/01/21	5,730	5,730,000
Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	11/15/23	10,875	10,875,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.26%	11/15/39	14,000	14,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.27%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (e)	0.27%	01/01/27	6,200	6,200,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.27%	09/15/20	2,880	2,880,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	03/01/36	6,500	6,500,000

				434,836,000

Other Variable Rate Demand Notes—3.53%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.22%	12/01/30	25,000	25,000,000
Series 2007 C, VRD Gulf Opportunity Zone IDR	0.22%	12/01/30	24,000	24,000,000
Seattle (Port of), Washington Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB	0.34%	11/01/25	1,550	1,550,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes—(continued)
Valdez (City of), Alaska (BP Pipelines Inc.);
Series 2003 B, Ref. VRD Marine Terminal RB (c)	0.28%	07/01/37	$54,600	$54,600,000
Series 2003 C, Ref. VRD Marine Terminal RB (c)	0.28%	07/01/37	12,100	12,100,000

				117,250,000

Total Variable Rate Demand Notes (Cost $552,086,000)				552,086,000

Certificates of Deposit—11.76%
Banco Bilbao Vizcaya Argentaria, S.A.	0.27%	06/18/10	100,000	100,000,236
Lloyds TSB Bank PLC	0.23%	06/11/10	120,000	120,000,000
Royal Bank of Scotland PLC	0.25%	06/04/10	100,000	100,000,000
Royal Bank of Scotland PLC	0.42%	07/16/10	70,000	70,000,000

Total Certificates of Deposit (Cost $390,000,236)				390,000,236

TOTAL INVESTMENTS (excluding Repurchase Agreements)—88.88% (Cost $2,948,576,963)				2,948,576,963

			Repurchase
			Amount
Repurchase Agreements—11.09%(f)
BNP Paribas, Joint agreement dated 05/28/10, aggregate maturing value $392,017,422 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $400,000,724; 0%-6.00%, 10/22/10-09/16/37) (c)	0.40%	06/01/10	165,007,333	165,000,000
HSBC Securities (USA) Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,000,021,111 (collateralized by U.S. Treasury obligations valued at $1,020,004,797; 0.50%-8.13%, 05/31/10-05/15/40)	0.19%	06/01/10	43,048,839	43,047,930
Wells Fargo Securities, LLC, Joint agreement dated 05/28/10, aggregate maturing value $850,030,222 (collateralized by Corporate obligations valued at $892,500,001; 0%-9.38%, 06/01/10-12/25/48)	0.32%	06/01/10	160,005,689	160,000,000

Total Repurchase Agreements (Cost $368,047,930)				368,047,930

TOTAL INVESTMENTS(g)(h)—99.97% (Cost $3,316,624,893)				3,316,624,893

OTHER ASSETS LESS LIABILITIES—0.03%				853,253

NET ASSETS—100.00%				$3,317,478,146

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FNMA	— Federal National Mortgage Association
GO	— General Obligation Bonds
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $1,662,449,671, which represented 50.11% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 22.3%; France: 14.0%; Netherlands: 7.5%; other countries less than 5% each: 4.2%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

STIC Prime Portfolio

(f)	Principal amount equals value at period end. See Note 1E.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	11.5%
Royal Bank of Scotland PLC	5.1
Societe Generale North America, Inc.	5.1
MetLife Short Term Funding LLC	5.1
Lloyds TSB Bank PLC	5.1
Gemini Securitization Corp., LLC	5.1
Wells Fargo Bank, N.A.	5.0

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Schedule of Investments
May 31, 2010
(Unaudited)
Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—53.51%
U.S. Treasury Bills—53.11%(a)
U.S. Treasury Bills	0.11%	06/17/10	$100,000	$99,995,111
U.S. Treasury Bills	0.10%	07/01/10	200,000	199,982,583
U.S. Treasury Bills	0.15%	07/01/10	250,000	249,969,687
U.S. Treasury Bills	0.15%	07/01/10	250,000	249,968,750
U.S. Treasury Bills	0.15%	07/01/10	200,000	199,974,917
U.S. Treasury Bills	0.16%	07/01/10	215,000	214,971,065
U.S. Treasury Bills	0.21%	07/01/10	200,000	199,965,000
U.S. Treasury Bills	0.12%	07/08/10	100,000	99,987,667
U.S. Treasury Bills	0.14%	07/08/10	250,000	249,964,028
U.S. Treasury Bills	0.15%	07/08/10	200,000	199,969,064
U.S. Treasury Bills	0.16%	07/08/10	250,000	249,958,247
U.S. Treasury Bills	0.17%	07/08/10	215,000	214,962,987
U.S. Treasury Bills	0.14%	07/15/10	150,000	149,975,158
U.S. Treasury Bills	0.15%	07/15/10	250,000	249,954,167
U.S. Treasury Bills	0.15%	07/15/10	250,000	249,952,792
U.S. Treasury Bills	0.28%	07/15/10	100,000	99,965,717
U.S. Treasury Bills	0.14%	07/22/10	275,000	274,946,432
U.S. Treasury Bills	0.16%	08/05/10	250,000	249,929,809
U.S. Treasury Bills	0.16%	08/05/10	250,000	249,928,455
U.S. Treasury Bills	0.17%	08/05/10	150,000	149,955,312
U.S. Treasury Bills	0.16%	08/12/10	250,000	249,917,500
U.S. Treasury Bills	0.17%	08/12/10	150,000	149,948,850
U.S. Treasury Bills	0.18%	08/12/10	100,000	99,965,000
U.S. Treasury Bills	0.18%	08/12/10	50,000	49,982,500
U.S. Treasury Bills	0.17%	08/19/10	200,000	199,924,511
U.S. Treasury Bills	0.23%	08/26/10	100,000	99,943,861
U.S. Treasury Bills	0.21%	09/02/10	150,000	149,920,369
U.S. Treasury Bills	0.18%	10/07/10	200,000	199,870,933
U.S. Treasury Bills	0.20%	10/07/10	150,000	149,892,533
U.S. Treasury Bills	0.20%	10/07/10	85,000	84,938,044
U.S. Treasury Bills	0.19%	10/14/10	205,000	204,852,016
U.S. Treasury Bills	0.19%	10/14/10	150,000	149,891,156
U.S. Treasury Bills	0.20%	10/14/10	200,000	199,846,250
U.S. Treasury Bills	0.20%	11/04/10	150,000	149,868,700
U.S. Treasury Bills	0.21%	11/04/10	25,000	24,977,521
U.S. Treasury Bills	0.21%	11/04/10	150,000	149,861,875
U.S. Treasury Bills	0.22%	11/12/10	200,000	199,797,733
U.S. Treasury Bills	0.32%	11/18/10	150,000	149,776,875
U.S. Treasury Bills	0.36%	11/18/10	150,000	149,745,000
U.S. Treasury Bills	0.41%	12/16/10	150,000	149,661,750
U.S. Treasury Bills	0.32%	01/13/11	50,000	49,898,771
U.S. Treasury Bills	0.33%	01/13/11	50,000	49,898,771
U.S. Treasury Bills	0.33%	02/10/11	50,000	49,883,583
U.S. Treasury Bills	0.34%	02/10/11	50,000	49,883,583
U.S. Treasury Bills	0.36%	02/10/11	20,000	19,949,835
U.S. Treasury Bills	0.36%	02/10/11	50,000	49,874,588

				7,336,249,056

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes—0.40%
U.S. Treasury Notes	0.88%	02/28/11	$55,000	$55,186,902
Total U.S. Treasury Securities (Cost $7,391,435,958)				7,391,435,958

TOTAL INVESTMENTS (excluding Repurchase Agreements)—53.51% (Cost $7,391,435,958)				7,391,435,958

			Repurchase
			Amount
Repurchase Agreements—46.50%(b)
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,426,677,317 (collateralized by U.S. Treasury obligations valued at 1,455,180,226; 2.25%-7.63%, 10/31/14-02/15/25)	0.19%	06/01/10	793,038,854	793,022,112
Barclays Capital Inc., Term agreement dated 05/10/10, maturing value $500,146,389 (collateralized by U.S. Treasury obligations valued at 510,000,028; 1.25%-6.75%, 04/15/14-02/15/37) (c)	0.17%	07/12/10	500,146,389	500,000,000
BNP Paribas Securities Corp., Agreement dated 05/28/10, maturing value $650,014,444 (collateralized by U.S. Treasury obligations valued at $663,000,038; 2.25%-4.88%, 05/31/11-05/31/14)	0.20%	06/01/10	650,014,444	650,000,000
BNP Paribas Securities Corp., Term agreement dated 05/24/10, maturing value $230,088,550 (collateralized by U.S. Treasury obligations valued at $234,600,083; 1.25%-3.63%, 04/15/11-04/15/32) (c)	0.22%	07/27/10	230,088,550	230,000,000
BNP Paribas Securities Corp., Term agreement dated 05/24/10, maturing value $250,096,250 (collateralized by U.S. Treasury obligations valued at $255,000,083; 1.75%-2.13%, 07/15/14-02/15/40) (c)	0.22%	07/27/10	250,096,250	250,000,000
CIBC World Markets Corp., Agreement dated 05/28/2010, maturing value $100,002,222 (collateralized by U.S. Treasury obligations valued at $102,006,008; 1.00%-4.63%, 11/30/11-05/15/40)	0.20%	06/01/10	100,002,222	100,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 05/28/10, maturing value $250,005,278 (collateralized by U.S. Treasury obligations valued at $255,000,224; 6.25%-8.00%, 11/15/21-05/15/30)	0.19%	06/01/10	250,005,278	250,000,000
Deutshce Bank Securities Inc., Agreement dated 05/28/10, maturing value $250,005,278 (collateralized by U.S. Treasury obligations valued at $255,000,085; 0%-7.63%, 06/24/10-02/15/25)	0.19%	06/01/10	250,005,278	250,000,000
HSBC Securities (USA) Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,000,021,111 (collateralized by U.S. Treasury obligations valued at $1,020,004,797; 0.50%-8.13%, 05/31/10-05/15/40)	0.19%	06/01/10	770,856,096	770,839,823
JPMorgan Securities Inc., Agreement dated 05/28/10, maturing value $250,005,278 (collateralized by U.S. Treasury obligations valued at $255,004,819; 1.00%-3.38%, 08/31/11-11/15/19)	0.19%	06/01/10	250,005,278	250,000,000
RBC Capital Markets Corp., Agreement dated 05/28/10, maturing value $250,005,556 (collateralized by U.S. Treasury obligations valued at $255,000,002; 1.00%-3.63%, 07/31/11-04/15/28)	0.20%	06/01/10	250,005,556	250,000,000
RBC Capital Markets Corp., Term agreement dated 05/07/10, maturing value $500,148,750 (collateralized by U.S. Treasury obligations valued at $510,000,080; 0%-11.25%,06/03/10-05/15/40) (c)	0.17%	07/12/10	500,148,750	500,000,000
RBS Securities Inc., Agreement dated 05/28/10, maturing value $1,000,022,222 (collateralized by U.S. Treasury obligations valued at $1,020,003,828; 0.50%-3.50%, 01/15/11-01/15/17)	0.20%	06/01/10	1,000,022,222	1,000,000,000
Societe Generale, Agreement dated 05/28/10, maturing value $380,008,444 (collateralized by U.S. Treasury obligations valued at $387,600,067; 0%-2.63%, 07/29/10-06/30/14)	0.20%	06/01/10	380,008,444	380,000,000
Wells Fargo Securities, LLC, Agreement dated 05/28/10, maturing value $250,005,556 (collateralized by U.S. Treasury obligations valued at $255,000,064; 0%-7.25%, 05/31/10-11/15/39)	0.20%	06/01/10	250,005,556	250,000,000

Total Repurchase Agreements (Cost $6,423,861,935)				6,423,861,935

TOTAL INVESTMENTS(d)—100.01% (Cost $13,815,297,893)				13,815,297,893

OTHER ASSETS LESS LIABILITIES—(0.01)%				(1,409,099)

NET ASSETS—100.00%				$13,813,888,794

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Treasury Portfolio
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1E.

(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Schedule of Investments
May 31, 2010
(Unaudited)
Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—60.85%
Federal Farm Credit Bank (FFCB)—4.98%
Unsec. Bonds (a)	0.23%	08/17/10	$150,000	$149,998,392
Unsec. Bonds (a)	0.28%	11/17/10	100,000	100,000,307
Unsec. Bonds (a)	0.28%	04/14/11	60,000	59,989,412
Unsec. Bonds (a)	0.24%	12/16/11	75,000	74,997,108
Unsec. Bonds (a)	0.26%	07/13/10	25,000	25,000,000

				409,985,219

Federal Home Loan Bank (FHLB)—24.08%
Unsec. Bonds	0.55%	06/03/10	25,000	25,000,000
Unsec. Bonds	0.55%	06/04/10	110,000	110,002,775
Unsec. Bonds	0.55%	06/10/10	55,000	54,998,400
Unsec. Bonds	0.43%	10/05/10	90,000	90,043,014
Unsec. Bonds (a)	0.70%	11/08/10	25,000	25,053,873
Unsec. Bonds	0.28%	11/10/10	100,000	99,974,467
Unsec. Bonds (a)	0.25%	11/18/10	125,000	124,977,980
Unsec. Bonds (a)	0.28%	11/26/10	40,000	39,997,831
Unsec. Bonds (a)	0.20%	05/16/11	125,000	124,987,821
Unsec. Bonds (a)	0.25%	05/25/11	150,000	150,000,000
Unsec. Bonds (a)	0.23%	05/26/11	75,000	75,000,000
Unsec. Disc. Notes (b)	0.06%	06/01/10	27,186	27,186,000
Unsec. Disc. Notes (b)	0.19%	07/14/10	120,000	119,972,767
Unsec. Disc. Notes (b)	0.19%	07/21/10	100,000	99,974,167
Unsec. Disc. Notes (b)	0.23%	08/23/10	50,000	49,973,486
Unsec. Disc. Notes (b)	0.29%	11/05/10	45,000	44,944,069
Unsec. Disc. Notes (b)	0.29%	11/10/10	50,000	49,934,750
Unsec. Disc. Notes (b)	0.29%	11/19/10	150,000	149,793,375
Unsec. Global Bonds (a)	0.15%	07/09/10	25,000	24,998,741
Unsec. Global Bonds (a)	0.25%	07/27/10	100,000	100,000,000
Unsec. Global Bonds	0.50%	10/19/10	80,000	79,998,286
Unsec. Global Bonds	3.38%	10/20/10	65,000	65,754,030
Unsec. Global Bonds (a)	0.22%	12/03/10	100,000	99,958,825
Unsec. Global Bonds (a)	0.25%	06/21/11	150,000	149,968,369

				1,982,493,026

Federal Home Loan Mortgage Corp. (FHLMC)—13.79%
Unsec. Disc. Notes (b)	0.25%	06/21/10	115,000	114,984,028
Unsec. Disc. Notes (b)	0.18%	07/06/10	209,000	208,963,425
Unsec. Disc. Notes (b)	0.18%	07/08/10	100,000	99,982,014
Unsec. Disc. Notes (b)	8.95%	07/13/10	30,000	29,993,350
Unsec. Disc. Notes (b)	0.21%	07/23/10	100,000	99,969,667
Unsec. Disc. Notes (b)	0.25%	09/14/10	97,545	97,473,873
Unsec. Disc. Notes (b)	0.26%	10/01/10	100,000	99,910,194
Unsec. Disc. Notes (b)	0.31%	01/11/11	100,000	99,807,111
Unsec. Global MTN	3.25%	07/16/10	33,775	33,903,222
Unsec. Global Notes (a)	0.19%	07/12/10	100,000	100,000,000
Unsec. Global Notes (a)	0.25%	05/04/11	60,000	59,988,912
Unsec. MTN (a)	0.32%	03/09/11	30,000	30,030,552
Unsec. MTN (a)	0.28%	08/05/11	60,000	60,002,420

				1,135,008,768

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)—18.00%
Unsec. Disc. Notes (b)	0.20%	07/06/10	$100,000	$99,980,556
Unsec. Disc. Notes (b)	0.20%	07/12/10	110,000	109,974,944
Unsec. Disc. Notes (b)	0.25%	07/19/10	50,000	49,983,333
Unsec. Disc. Notes (b)	0.22%	08/02/10	125,000	124,952,639
Unsec. Disc. Notes (b)	0.21%	08/09/10	100,000	99,959,750
Unsec. Disc. Notes (b)	0.25%	08/16/10	50,000	49,973,611
Unsec. Disc. Notes (b)	0.27%	08/16/10	75,000	74,957,250
Unsec. Disc. Notes (b)	0.26%	08/25/10	50,000	49,969,306
Unsec. Disc. Notes (b)	0.27%	09/07/10	100,000	99,926,500
Unsec. Disc. Notes (b)	0.31%	10/01/10	40,000	39,957,978
Unsec. Disc. Notes (b)	0.25%	10/05/10	150,000	149,868,750
Unsec. Disc. Notes (b)	0.26%	10/06/10	100,000	99,906,514
Unsec. Disc. Notes (b)	0.30%	11/15/10	75,000	74,895,625
Unsec. Disc. Notes (b)	0.42%	12/01/10	47,630	47,528,068
Unsec. Disc. Notes (b)	0.43%	12/01/10	70,000	69,846,992
Unsec. Disc. Notes (b)	0.35%	01/03/11	75,000	74,842,500
Unsec. Disc. Notes (b)	0.36%	01/18/11	75,000	74,826,750
Unsec. Global Notes	3.00%	07/12/10	30,000	30,092,945
Unsec. Global Notes (a)	0.19%	07/13/10	60,000	59,997,618

				1,481,441,629

Total U.S. Government Sponsored Agency Securities (Cost $5,008,928,642)				5,008,928,642

U.S. Treasury Securities—1.23% (b)
U.S. Treasury Bills	0.15%	07/01/10	50,950	50,943,631
U.S. Treasury Bills	0.32%	01/13/11	50,000	49,898,771

Total U.S. Treasury Securities (Cost $100,842,402)				100,842,402

TOTAL INVESTMENTS (excluding Repurchase Agreements)—62.08% (Cost $5,109,771,044)				5,109,771,044

			Repurchase
			Amount
Repurchase Agreements—37.91%(c)
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,426,677,317 (collateralized by U.S. Treasury obligations valued at $1,455,180,226; 2.25%-7.63%, 10/31/14-02/15/25)	0.19%	06/01/10	49,106,365	49,105,328
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $279,533,944 (collateralized by U.S. Government sponsored agency obligations valued at $285,118,353; 0%, 10/15/12-04/15/30)	0.20%	06/01/10	71,474,005	71,472,417
BNP Paribas Securities Corp., Joint agreement dated 05/28/10, aggregate maturing value $1,000,023,333 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,001,071; 0%-6.21%, 07/12/10-05/04/37)	0.21%	06/01/10	950,022,167	950,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/28/10, aggregate maturing value $250,005,556 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,072; 0%-5.75%, 06/18/10-12/07/28)	0.20%	06/01/10	200,004,445	200,000,000
Goldman, Sachs & Co., Joint agreement dated 05/28/10, aggregate maturing value $250,005,556 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,509; 0%-3.00%, 08/11/10-05/12/15)	0.20%	06/01/10	200,004,445	200,000,000
HSBC Securities (USA) Inc., Joint agreement dated 05/28/10, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,392; 0%-10.70%, 09/26/10-04/15/30)	0.20%	06/01/10	450,010,000	450,000,000
RBC Capital Markets Corp., Agreement dated 05/28/10, maturing value $250,005,833 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,899; 0%-3.00%, 11/23/11-05/26/15)	0.21%	06/01/10	250,005,833	250,000,000
RBS Securities Inc., Joint agreement dated 05/28/10, aggregate maturing value $350,008,167 (collateralized by U.S. Government sponsored agency obligations valued at $357,005,143; 0%-9.38%, 07/22/10-09/15/39)	0.21%	06/01/10	300,007,000	300,000,000
Societe Generale, Joint agreement dated 05/28/10, aggregate maturing value $500,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,140; 0%-8.95%, 06/30/10-07/15/32)	0.21%	06/01/10	450,010,500	450,000,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)
Wells Fargo Securities, LLC, Joint agreement dated 05/28/10, aggregate maturing value $250,005,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,003,052; 0%-7.25%, 06/01/10-01/15/38)	0.21%	06/01/10	$200,004,667	$200,000,000

Total Repurchase Agreements (Cost $3,120,577,745)				3,120,577,745

TOTAL INVESTMENTS(d)—99.99% (Cost $8,230,348,789)				8,230,348,789

OTHER ASSETS LESS LIABILITIES—0.01%				940,716

NET ASSETS—100.00%				$8,231,289,505

Investment Abbreviations:

Disc.	— Discounted
MTN	— Medium-Term Notes
Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Principal amount equals value at period end. See Note 1E.

(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Schedule of Investments
May 31, 2010
(Unaudited)
Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—77.37%
Federal Farm Credit Bank (FFCB)—12.31%
Bonds (a)	0.26%	08/04/10	$5,000	$4,997,706
Bonds (a)	0.23%	08/17/10	10,000	9,999,893
Bonds (a)	0.28%	11/17/10	13,000	12,999,437
Bonds (a)	0.20%	11/23/10	5,000	5,000,000
Bonds (a)	0.28%	04/14/11	5,000	4,999,118
Disc. Notes (b)	0.18%	07/13/10	15,000	14,996,850
Disc. Notes (b)	0.23%	09/09/10	5,000	4,996,805
Unsec. Bonds (a)	0.26%	07/13/10	10,000	10,000,000

				67,989,809

Federal Home Loan Bank (FHLB)—52.18%
Unsec. Bonds	0.55%	06/04/10	3,000	3,000,076
Unsec. Bonds	0.55%	06/10/10	5,000	4,999,855
Unsec. Bonds	5.25%	06/11/10	3,280	3,284,469
Unsec. Bonds (a)	0.32%	07/09/10	5,000	5,000,635
Unsec. Bonds (a)	0.10%	10/22/10	10,000	9,995,776
Unsec. Bonds (a)	0.70%	11/08/10	10,000	10,021,549
Unsec. Bonds (a)	0.28%	11/26/10	10,000	9,999,458
Unsec. Bonds (a)	0.20%	05/16/11	10,000	9,999,026
Unsec. Bonds (a)	0.25%	05/25/11	5,000	5,000,000
Unsec. Bonds (a)	0.23%	05/26/11	1,500	1,499,552
Unsec. Disc. Notes (b)	0.06%	06/01/10	47,814	47,814,000
Unsec. Disc. Notes (b)	0.20%	06/01/10	4,800	4,800,000
Unsec. Disc. Notes (b)	0.14%	06/02/10	34,295	34,294,862
Unsec. Disc. Notes (b)	0.16%	06/04/10	14,800	14,799,803
Unsec. Disc. Notes (b)	0.20%	06/15/10	3,500	3,499,728
Unsec. Disc. Notes (b)	0.16%	07/02/10	7,700	7,698,939
Unsec. Disc. Notes (b)	0.19%	07/07/10	17,250	17,246,722
Unsec. Disc. Notes (b)	0.19%	07/14/10	10,000	9,997,731
Unsec. Disc. Notes (b)	0.19%	07/21/10	10,000	9,997,417
Unsec. Disc. Notes (b)	0.19%	08/04/10	16,750	16,744,342
Unsec. Disc. Notes (b)	0.23%	08/23/10	5,500	5,497,083
Unsec. Disc. Notes (b)	0.29%	11/05/10	5,000	4,993,785
Unsec. Disc. Notes (b)	0.29%	11/10/10	6,859	6,850,049
Unsec. Disc. Notes (b)	0.29%	11/19/10	11,350	11,334,365
Unsec. Global Bonds (a)	0.15%	07/09/10	5,040	5,039,746
Unsec. Global Bonds (a)	0.25%	07/27/10	10,000	10,000,000
Unsec. Global Bonds	3.38%	10/20/10	4,790	4,845,566
Unsec. Global Bonds (a)	0.22%	12/03/10	10,000	9,995,882

				288,250,416

Tennessee Valley Authority (TVA)—12.88%
Disc. Notes (b)	0.14%	06/10/10	32,000	31,998,880
Disc. Notes (b)	0.14%	06/17/10	13,133	13,132,183
Disc. Notes (b)	0.16%	06/24/10	26,000	25,997,342

				71,128,405

Total U.S. Government Sponsored Agency Securities (Cost $427,368,630)				427,368,630

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—22.62%(b)
U.S. Treasury Bills	0.15%	06/24/10	$10,000	$9,999,042
U.S. Treasury Bills	0.15%	06/24/10	15,000	14,998,538
U.S. Treasury Bills	0.14%	07/01/10	20,000	19,997,675
U.S. Treasury Bills	0.15%	07/01/10	15,000	14,998,131
U.S. Treasury Bills	0.15%	07/01/10	10,000	9,998,750
U.S. Treasury Bills	0.15%	07/08/10	20,000	19,996,886
U.S. Treasury Bills	0.16%	08/12/10	15,000	14,995,050
U.S. Treasury Bills	0.20%	10/07/10	5,000	4,996,356
U.S. Treasury Bills	0.19%	10/14/10	5,000	4,996,372
U.S. Treasury Bills	0.21%	11/04/10	5,000	4,995,417
U.S. Treasury Bills	0.36%	02/10/11	5,000	4,987,459

Total U.S. Treasury Securities (Cost $124,959,676)				124,959,676

TOTAL INVESTMENTS(c)—99.99% (Cost $552,328,306)				552,328,306

OTHER ASSETS LESS LIABILITIES—0.01%				52,310

NET ASSETS—100.00%				$552,380,616

Investment Abbreviations:
Disc.	— Discounted

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Schedule of Investments
May 31, 2010
(Unaudited)
Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.36%
Arizona—1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(b)(c)	0.37%	08/01/15	$7,485	$7,485,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.30%	12/01/37	5,000	5,000,000

				12,485,000

Colorado—4.55%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	07/01/34	2,565	2,565,000
Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	9,000	9,021,692
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.29%	11/01/28	3,710	3,710,000
Colorado (State of); Series 2009 A, General Fund TRAN	2.00%	06/25/10	5,000	5,005,100
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(d)	0.38%	03/01/17	7,000	7,000,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(d)	0.30%	07/01/21	4,880	4,880,000
El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.32%	12/01/24	1,000	1,000,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC-U.S. Bank, N.A.) (a)(d)	0.30%	12/01/38	2,135	2,135,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(d)	0.29%	12/01/23	2,440	2,440,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(d)(e)	0.30%	12/01/30	7,465	7,465,000

				45,221,792

Florida—3.75%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC-Harris N.A.) (a)(d)(e)	0.31%	08/01/34	5,500	5,500,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC) (a)	0.30%	11/01/32	1,920	1,920,000
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	03/01/25	4,450	4,450,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.37%	06/01/22	9,180	9,180,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(b)(c)	0.29%	04/01/17	2,275	2,275,000
Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	11/01/25	5,500	5,500,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.28%	10/15/32	1,125	1,125,000
Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	12/01/25	1,900	1,900,000
Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	09/01/29	2,450	2,450,000
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	04/01/20	2,925	2,925,000

				37,225,000

Georgia—1.63%
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.29%	09/01/25	9,090	9,090,000
Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)	0.37%	08/01/21	3,130	3,130,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	11/15/32	$3,920	$3,920,000

				16,140,000

Idaho—0.27%
Idaho (State of) Health Facilities Authority (Pooled Financing Program); Series 1985, ACES RB (LOC-U.S. Bank, N.A.) (d)	0.29%	10/01/10	2,700	2,700,000

Illinois—19.62%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,040,269
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/36	7,555	7,555,000
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	04/01/24	4,370	4,370,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	01/01/19	4,100	4,100,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America N.A. & JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	08/01/30	4,700	4,700,000
Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	02/01/19	3,395	3,395,000
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A. & Northern Trust Co.) (a)(d)	0.30%	02/01/29	27,200	27,200,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank N.A.) (a)(d)	0.30%	06/01/37	7,975	7,975,000
Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	06/01/17	2,845	2,845,000
Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.37%	03/01/22	5,000	5,000,000
Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	06/01/32	1,500	1,500,000
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-Harris N.A.) (a)(d)(e)	0.31%	10/01/33	5,600	5,600,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.40%	09/01/32	3,180	3,180,000
Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.42%	12/01/29	2,550	2,550,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-Harris N.A.) (a)(d)(e)	0.30%	06/01/29	5,800	5,800,000
Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.30%	03/01/28	1,300	1,300,000
Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.30%	01/01/26	8,200	8,200,000
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB (a)	0.37%	11/01/30	3,000	3,000,000
Series 2008 A-2, RB (a)	0.35%	11/01/30	3,300	3,300,000
Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	01/01/43	9,000	9,000,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	03/01/36	3,735	3,735,000
Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	03/01/40	3,450	3,450,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/01/35	5,330	5,330,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB (a)	0.32%	12/01/46	6,700	6,700,000
Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/15/44	10,000	10,000,000
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	10/01/40	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.25%	08/15/25	$32,750	$32,750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-Harris N.A.) (a)(d)(e)	0.30%	06/01/34	4,600	4,600,000
Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	08/01/15	6,450	6,450,000
Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	06/01/30	6,200	6,200,000

				194,825,269

Indiana—3.25%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/36	7,350	7,350,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(d)	0.37%	08/01/37	1,950	1,950,000
Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/24	5,700	5,700,000
Indiana (State of) Development Finance Authority (Indiana Historical Society, Inc.); Series 1996, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.30%	08/01/31	2,700	2,700,000
Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/39	4,700	4,700,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.33%	12/01/23	3,850	3,850,000
Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	6,000	6,000,000

				32,250,000

Iowa—0.30%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC-U.S. Bank, N.A.) (a)(d)	0.29%	10/01/32	935	935,000
West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	2,000	2,000,000

				2,935,000

Kansas—1.40%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(b)	0.30%	03/01/31	6,700	6,700,000
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	11/01/18	2,235	2,235,000
Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	5,000	5,000,000

				13,935,000

Maryland—2.98%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC-BNP Paribas) (a)(d)(e)	0.30%	12/01/17	7,900	7,900,000
Baltimore (County of) (Metropolitan District CP); Series 2008, Commercial Paper BAN	0.26%	07/01/10	19,400	19,400,000
Baltimore (County of) (St. James Academy Facility); Series 1999, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.26%	10/01/26	2,320	2,320,000

				29,620,000

Massachusetts—1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (d)(e)	0.31%	06/02/10	13,000	13,000,000

Michigan—6.37%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.28%	10/15/38	44,165	44,165,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.30%	08/15/32	1,615	1,615,000
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(d)	0.42%	09/01/25	$1,510	$1,510,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.29%	05/01/31	600	600,000
Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	11/01/25	4,600	4,600,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	02/01/35	5,315	5,315,000
Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	10/01/31	5,405	5,405,000

				63,210,000

Minnesota—2.34%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.37%	01/01/12	1,200	1,200,000
Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO	1.25%	09/30/10	4,000	4,008,297
Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO	1.50%	09/10/10	3,000	3,007,421
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,506,104
Series 2009 B, COP	2.00%	09/10/10	6,000	6,028,118
Series 2010 A, COP	2.00%	09/10/10	4,500	4,521,430
St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,922,141

				23,193,511

Mississippi—1.01%
Jackson (County of); Series 1994, Ref. Water System Unlimited Tax GO (CEP-Chevron Corp.) (a)	0.25%	11/01/24	8,440	8,440,000
Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC-Bank of America, N.A.) (a)(d)	0.42%	10/01/17	1,610	1,610,000

				10,050,000

Missouri—2.45%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	11/01/18	1,300	1,300,000
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.42%	02/01/28	1,470	1,470,000
Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	04/01/30	2,100	2,100,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.35%	12/01/27	14,500	14,500,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	04/15/27	4,970	4,970,000

				24,340,000

New Hampshire—0.65%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.37%	06/01/28	2,500	2,500,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(d)(e)	0.28%	07/01/38	3,985	3,985,000

				6,485,000

New Mexico—1.01%
Bernalillo (County of); Series 2009, TRAN	2.50%	06/30/10	10,000	10,015,970

New York—0.66%
Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	6,500	6,521,251

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—5.35%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	07/01/23	$5,570	$5,570,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.30%	09/01/27	16,885	16,885,000
North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.42%	08/01/14	3,280	3,280,000
North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.30%	01/01/19	7,325	7,325,000
North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC-Bank of America, N.A.) (a)(d)	0.37%	08/01/23	3,805	3,805,000
North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	10/01/18	2,600	2,600,000
North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	02/01/28	3,600	3,600,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.27%	12/01/36	10,100	10,100,000

				53,165,000

Ohio—2.60%
Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	2,000	2,002,938
Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.29%	12/01/28	6,465	6,465,000
Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.45%	12/01/32	15,830	15,830,000
Napoleon (City of); Series 2010, Limited Tax GO BAN	1.00%	07/21/10	1,500	1,501,019

				25,798,957

Pennsylvania—9.29%
Emmaus (Borough of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.43%	03/01/30	20,000	20,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.37%	09/01/18	3,065	3,065,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.28%	10/15/25	8,190	8,190,000
Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	12/01/22	2,030	2,030,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(d)(e)	0.32%	07/01/38	46,465	46,465,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.29%	04/01/20	2,000	2,000,000
Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	6,500	6,506,211
Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	07/01/28	4,000	4,000,000

				92,256,211

Rhode Island—2.02%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,729,920
Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	7,425	7,436,645
Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC-Banco Santander S.A.) (a)(d)(e)	0.30%	07/01/31	8,900	8,900,000

				20,066,565

South Carolina—0.88%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,200	1,202,592
Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.38%	12/01/22	7,500	7,500,000

				8,702,592

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—0.82%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.42%	04/01/24	$1,000	$1,000,000
Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.28%	05/15/31	1,375	1,375,000
Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC-Societe Generale) (a)(d)(e)	0.26%	07/01/19	4,800	4,800,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	08/01/19	1,000	1,000,000

				8,175,000

Texas—9.76%
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC-BNP Paribas) (a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000
Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC-Northern Trust Co.) (a)(d)	0.30%	11/15/47	5,000	5,000,000
Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, PCR (a)(e)	0.45%	03/01/14	23,500	23,509,870
Series 1985, PCR (a)(e)	0.40%	11/01/19	8,500	8,500,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(d)	1.25%	03/01/33	5,720	5,720,000
Houston (City of);
Series 2009 H-2, GO Commercial Paper Notes	0.25%	06/02/10	10,000	10,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.35%	08/17/10	10,000	10,000,000
Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, PCR (a)	0.29%	02/15/17	4,700	4,700,000
Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.38%	05/01/19	9,100	9,100,000
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	12/01/27	3,100	3,100,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	04/01/26	4,680	4,680,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.33%	02/15/27	7,760	7,760,000

				96,919,870

Utah—0.59%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(d)	0.37%	06/01/21	2,700	2,700,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.30%	04/01/42	3,125	3,125,000

				5,825,000

Vermont—1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(d)(e)	0.59%	05/01/29	15,205	15,205,000

Virginia—0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	10/01/48	4,000	4,000,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	12/01/34	1,570	1,570,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP- FHLMC) (a)	0.35%	12/01/19	1,290	1,290,000

				6,860,000

Washington—4.49%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial Commercial Paper (e)	0.22%	07/09/10	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.36%	12/01/19	$12,000	$12,000,000
Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.36%	12/01/19	4,700	4,700,000
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (a)(d)	0.29%	05/01/19	2,295	2,295,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.34%	11/01/25	6,450	6,450,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank, N.A.) (a)(b)(d)	0.33%	11/15/26	1,455	1,455,000
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.35%	12/01/33	1,000	1,000,000
Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC-Bank of America, N.A.) (a)(d)	0.40%	09/01/33	2,150	2,150,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC-U.S. Bank, N.A.) (a)(d)	0.29%	07/01/22	1,000	1,000,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC-U.S. Bank, N.A.) (a)(d)	0.37%	08/01/24	2,500	2,500,000

				44,550,000

West Virginia—0.70%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.28%	01/01/34	7,000	7,000,000

Wisconsin—4.28%
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP-FHLB of Chicago) (a)	0.29%	12/01/36	6,745	6,745,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP-FHLB of Chicago) (a)	0.29%	10/01/42	5,420	5,420,000
Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO (a)	0.30%	02/01/25	20,200	20,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.42%	07/01/14	1,395	1,395,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.30%	12/01/36	7,000	7,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.37%	08/15/34	1,725	1,725,000

				42,485,000

Wyoming—0.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.37%	11/01/24	5,460	5,460,000

TOTAL INVESTMENTS(f)(g)—98.36% (Cost $976,621,988)				976,621,988

OTHER ASSETS LESS LIABILITIES—1.64%				16,299,301

NET ASSETS—100.00%				$992,921,289

Investment Abbreviations:
ACES	— Automatically Convertible Extendable Security

BAN	— Bond Anticipation Note

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

Ctfs.	— Certificates

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GO	— General Obligation Bonds

IDR	— Industrial Development Revenue Bonds

LOC	— Letter of Credit
See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
MFH	— Multi-Family Housing

PCR	— Pollution Control Revenue Bonds

PUTTERs	— Putable Tax-Exempt Receipts

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

Sr.	— Senior

Sub.	— Subordinated

TAN	— Tax Anticipation Notes

TRAN	— Tax and Revenue Anticipation Notes

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $49,955,000, which represented 5.03% of the Fund’s Net Assets.

(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 8.2%; other countries less than 5% each: 8.8%.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	24.8%
Bank of America, N.A.	9.7
U.S. Bank, N.A.	7.0
Wells Fargo Bank, N.A.	6.5

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     Short-Term Investments Trust

D.	Other Risks — (continued)
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$19,260,929,440	$—	$19,260,929,440
STIC Prime Portfolio	—	3,316,624,893	—	3,316,624,893
Treasury Portfolio	—	13,815,297,893	—	13,815,297,893
Government & Agency Portfolio	—	8,230,348,789	—	8,230,348,789
Government TaxAdvantage Portfolio	—	552,328,306	—	552,328,306
Tax-Free Cash Reserve Portfolio	—	976,621,988	—	976,621,988

     Short-Term Investments Trust

Item 2. Controls and Procedures.
(a)	As of June 20, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 20, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:	Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: July 30, 2010
By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.